Prepaid Expenses - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Prepaid expenses [line items]
Tax advance of VAT and withholdings taxes	$ 9.2	$ 6.4
Tax credits	$ 7.7	$ 5.2